Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Leases of Buildings	The Company has entered into leases of buildings, which are used for the Company’s operations. Leases of buildings have lease terms of three years.
	2024	2023
	US$	US$
Land and buildings
Cost:
At beginning of year	253,373	505,494
Addition during the year	—	110,206
Exchange realignment	3,525	(4,260)
Disposal of subsidiaries (note 22)	—	(358,067)
At end of year	256,898	253,373

Accumulated depreciation:
At beginning of year	132,442	120,450
Depreciation for the year	85,631	185,300
Exchange realignment	3,140	(211)
Disposal of subsidiaries (note 22)	—	(173,097)
At end of year	221,213	132,442

Net carrying amount	35,685	120,931

Schedule of Carrying Amounts of Lease Liabilities and the Movements	Set out below are the carrying amounts of lease liabilities and the movements during the years:
	2024	2023
	US$	US$
At beginning of year	133,279	368,747
Additions to lease liabilities	—	110,206
Interest charged	4,241	13,139
Payment made	(97,715)	(224,309)
Exchange realignment	440	461
Disposal of subsidiaries (note 22)	—	(134,965)
At end of year	40,245	133,279

Schedule of Consolidated Statement of Financial Position	Represented by:
	2024	2023
	US$	US$
Current liabilities	40,245	93,166
Non-current liabilities	—	40,113
Total	40,245	133,279

Schedule of Reconciliation of Liabilities arising from Financing Activities	Reconciliation of liabilities arising from financing activities
Lease liabilities
US$
Balance as of April 1, 2022	368,747
Changes from financing cash flow
Lease payment	(224,309)
Interest paid	13,139
Total changes from financing cash flow	(211,170)
Other changes
New leases	110,206
Disposal of subsidiaries (note 22)	(134,965)
Exchange realignments	461
Total other changes	(24,298)
Balance as of March 31, 2023	133,279
Changes from financing cash flow
Lease payment	(97,715)
Interest paid	4,241
Total changes from financing cash flow	(93,474)
Other changes
Exchange realignments	440
Total other changes	440
Balance as of March 31, 2024	40,245